Economic group and joint arrangements (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Equity attributable to the owners	$ 202	$ 160
(Loss) Income from interest in joint ventures	$ 43	(17)	$ (28)
S A C M E [Member]
IfrsStatementLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 202	160
(Loss) Income from interest in joint ventures	$ 43	$ (17)	$ (28)